Note 15 - Earnings Per Share (EPS) (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock Dividends and Other Adjustments	$ 21,063	$ 21,063	$ 17,903